Benefit Plans (Q1) (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule Of Defined Benefit Plans Disclosures

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$577,530	$772,040
Service cost	5,189	8,949
Interest cost	29,818	18,099
Actuarial loss (gain)	9,681	(182,590)
Amendments (primarily increases in pension bands)	653	—
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Projected benefit obligation at December 31	549,546	577,529
Change in plan assets:
Fair value of plan assets at January 1	611,125	820,684
Actual return/(loss) on plan assets	52,905	(171,002)
Employer contributions	114	412
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Fair value of plan assets at December 31	590,819	611,125
Funded status	$41,273	$33,596
Amounts recognized in the statement of financial position:
Non-current assets	$41,273	$33,611
Non-current liabilities	—	(15)
Net amount recognized at end of year	$41,273	$33,596
	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Sources of change in regulatory assets(1):
Prior service cost arising during period	$653	$—
Net (gain)/loss arising during period	(10,117)	24,069
Amortization of prior service cost	(2,172)	(2,589)
Amortization of loss	(6,145)	(2,622)
Total recognized in regulatory assets	$(17,781)	$18,858
Amounts included in regulatory assets:
Net loss	$115,297	$131,559
Prior service cost	10,136	11,655
Total amounts included in regulatory assets	$125,433	$143,214

(1)	Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation—Retirement Benefits,” are recorded as a regulatory asset or liability because AES Indiana has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

Schedule Of Net Periodic Benefit Costs
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Components of net periodic benefit cost / (credit):
Service cost	$5,189	$8,949	$9,339
Interest cost	29,818	18,099	15,660
Expected return on plan assets	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	2,172	2,589	2,944
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Amortization of actuarial loss	6,145	2,424	5,529
Amortization of settlement loss	—	199	—
Net periodic benefit cost / (credit)	10,217	(3,396)	(8,343)
Less: amounts capitalized	1,689	(316)	(771)
Amount charged to expense	$8,528	$(3,080)	$(7,572)
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	5.41%	2.83%	2.46%
Discount rate – supplemental retirement plan	5.32%	2.62%	2.31%
Expected return on defined benefit pension plan assets	5.60%	4.45%	5.05%
Expected return on supplemental retirement plan assets	6.45%	5.50%	3.60%